UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Fundrise Income Real Estate Fund, LLC

Investment Company Act file number 811-23745

11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036
(Address of Principal Executive Offices)

(202) 584-0550
(Registrant’s Area Code and telephone number)

Bjorn J. Hall
Rise Companies Corp.
11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036
(Name and Address of Agent for Service)

Copies to:

Paul J. Delligatti, Esq.
Kirkland & Ellis LLP
1301 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 through June 30, 2026

Item 1.  Reports to Stockholders.

(a)
Fundrise Income Real Estate Fund, LLC
Semi-Annual Report
For the Six Months Ended
June 30, 2026

TABLE OF CONTENTS
Schedule of Investments (Unaudited) 3
Statement of Assets and Liabilities (Unaudited) 7
Statement of Operations (Unaudited) 8
Statements of Changes in Net Assets 9
Statement of Cash Flows (Unaudited) 10
Financial Highlights 11
Notes to Financial Statements (Unaudited) 13
Additional Information (Unaudited) 28

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED)
June 30, 2026

See accompanying notes to financial statements.
(Amounts in thousands)
Value as of
Par/Shares Description Acquisition Date June 30, 2026
Private Real Estate - 84.9%
Equity - 18. 5%
Development - 11.6%
N/A Income 1 TRS, LLC | Various locations (Cost $66,899)
(1)(2)(3)
03/31/22 $ 75,381
Land - 0 . 9%
N/A FR Fairfax, LLC | Los Angeles, CA (Cost $3,787)
(1)(2)(3)(4)
01/10/24 $ 3,000
N/A FR La Brea, LLC | Los Angeles, CA (Cost $3,300)
(1)(2)(3)(4)
04/30/25 3,000
Total Land (Cost $7,087 ) $ 6,000
Multifamily - 6.0%
N/A FR MP Brandon Glen JV, LLC | Conyers, GA (Cost $8,860)
(2)(3)(4)
03/31/22 $ 12,870
N/A Mezza JV LP | Jacksonville, FL (Cost $16,109)
(1)(2)(3)(4)
12/11/25 19,138
N/A The View JV LP | Lewisville, TX (Cost $6,105)
(2)(3)
03/31/22 6,761
Total Multifamily (Cost $31,074 ) $ 38,769
Total Equity (Cost $105,060) $ 120,150
Mezzanine Debt - 2.2%
Multifamily - 2.2%
$ 5,737 RSE Boat Club Investor, LLC | Fort Worth, TX, 13.95% (10.25% + SOFR, all PIK),
09/27/27 (Cost $9,842)
(2)(3)(5)(6)
09/27/22 $ 9,818
3,017 RSE Vista Norte Investor, LLC | Anthem, AZ, 13.95% (10.25% + SOFR, all PIK),
06/23/27 (Cost $4,184)
(2)(3)(5)(6)
12/23/22 4,180
Total Multifamily (Cost $14,026 ) $ 13,998
Total Mezzanine Debt (Cost $14,026) $ 13,998
Preferred Equity - 55. 8%
Multifamily - 55. 8%
$ 4,500 Breckenridge Group Springfield Missouri, LLC | Springfield, MO, 13.50%, 01/01/27
(Cost $4,500)
(2)(3)
03/31/22 $ 4,500
6,835 Fort Myers Reef Holdings, LLC | Fort Myers, FL, 10.90% (6.83% Cash + 4.07% PIK),
09/01/28 (Cost $10,469)
(1)(2)(3)(6)
03/31/22 10,481
9,410 Fundrise Beacon Place Investor, LLC | Huntsville, AL, 14.25% (14.25% PIK), 11/21/28
(Cost $9,919)
(2)(3)(6)
05/21/25 9,940
7,050 Fundrise Broadway Investor I, LLC | Phoenix, AZ, 13.50% (7.50% Cash + 6.00% PIK),
02/20/27 (Cost $7,205)
(1)(2)(3)(6)
02/20/26 7,206
11,792 Fundrise Brookwood Investor I, LLC | Austell, GA, 13.00% (3.00% Cash + 10.00%
PIK), 01/16/31 (Cost $12,349)
(1)(2)(3)(6)
01/16/26 12,397
10,787 Fundrise Busbee Investor I, LLC | Asheville, NC, 15.00% (4.00% Cash + 11.00% PIK),
01/10/29 (Cost $13,714)
(1)(2)(3)(6)
12/04/23 13,747
8,386 Fundrise Century Farms Investor I, LLC | McKinney, TX, 14.00% (14.00% PIK),
09/28/28 (Cost $9,430)
(2)(3)(6)
03/28/25 9,646
1,475 Fundrise East Village Investor I, LLC | Roswell, GA, 14.25% (14.25% PIK), 04/23/27
(Cost $2,039)
(1)(2)(3)(6)
04/24/24 2,039
5,000 Fundrise Ellenton Investor, LLC | Parrish, FL, 12.75% (12.75% PIK), 08/15/29 (Cost
$5,126)
(2)(3)(6)
08/15/25 5,137
10,145 Fundrise Exchange Investor I, LLC | Panama City Beach, FL, 13.00% (8.00% Cash +
5.00% PIK), 02/01/31 (Cost $10,355)
(1)(2)(3)(6)
02/05/26 10,394
21,747 Fundrise Fair Lakes Investor, LLC | Fairfax, VA, 14.00% (5.00% Cash + 9.00% PIK),
09/04/29 (Cost $22,657)
(2)(3)(6)
09/04/25 22,717
9,161 Fundrise Gainesville Investor I, LLC | Gainesville, FL, 13.00% (13.00% PIK), 07/20/26
(Cost $12,993)
(2)(3)(6)
11/01/23 12,994
1,547 Fundrise Highlands Investor I, LLC | Knoxville, TN, 15.50% (4.00% Cash + 11.50%
PIK), 02/09/27 (Cost $1,970)
(1)(2)(3)(6)
02/09/24 1,970
10,650 Fundrise Jackson  Parc  Investor I, LLC | North Augusta, SC, 13.00% (13.00% PIK),
09/04/28 (Cost $11,675)
(2)(3)(6)
09/04/24 11,693
10,000 Fundrise Kelly Park Investor I, LLC | Apopka, FL, 13.00% (13.00% PIK), 01/28/29
(Cost $11,159)
(2)(3)(6)
01/29/25 11,180
2,500 Fundrise Lake Mary Investor, LLC | Lake Mary, FL, 12.75% (12.75% PIK), 11/06/29
(Cost $2,540)
(1)(2)(3)(6)
11/07/25 2,544
18,583 Fundrise Lemon Creek Investor I, LLC | Boerne, TX, 13.50% (13.50% PIK), 10/15/28
(Cost $22,061)
(2)(3)(6)
10/15/24 22,100

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED) (CONTINUED)
June 30, 2026

See accompanying notes to financial statements.
Value as of
Par/Shares Description Acquisition Date June 30, 2026
Multifamily - 55.8% (continued)
$ 15,434 Fundrise Mont Belvieu Investor I, LLC | Baytown, TX, 13.50% (13.50% PIK), 09/26/28
(Cost $18,708)
(2)(3)(6)
09/26/24 $ 18,741
14,000 Fundrise NoDa Investor I, LLC | Charlotte, NC, 13.00% (13.00% PIK), 07/02/28 (Cost
$16,445)
(2)(3)(6)
07/02/24 16,471
3,995 Fundrise Northlake Investor I, LLC | Charlotte, NC, 15.00% (15.00% PIK), 04/14/30
(Cost $4,108)
(1)(2)(3)(6)
04/14/26 4,121
9,022 Fundrise Oakridge Investor I, LLC | Forney, TX, 13.50% (7.50% Cash + 6.00% PIK),
02/20/27 (Cost $9,221)
(1)(2)(3)(6)
02/20/26 9,222
10,000 Fundrise Ocean Village Investor I, LLC | Palm Coast, FL, 13.00% (13.00% PIK),
04/30/29 (Cost $10,678)
(2)(3)(6)
04/30/25 10,700
8,403 Fundrise PB Investor I, LLC | Palm Bay, FL, 13.00% (13.00% PIK), 10/08/26 (Cost
$11,974)
(1)(2)(3)(6)
10/19/23 11,974
2,263 Fundrise Pelican Investor I, LLC | Myrtle Beach, SC, 16.00% (4.00% Cash + 12.00%
PIK), 11/17/28 (Cost $2,779)
(1)(2)(3)(6)
10/08/24 2,786
2,192 Fundrise Providence Commons Investor I, LLC | Aubrey, TX, 14.00% (14.00% PIK),
04/10/29 (Cost $2,691)
(2)(3)(6)
04/10/25 2,86 8
10,960 Fundrise PSL Investor I, LLC | Port St. Lucie, FL, 13.00% (13.00% PIK), 08/05/26
(Cost $15,467)
(1)(2)(3)(6)
11/15/23 15,467
13,357 Fundrise Silo B2 Investor I, LLC | Salt Lake City, UT, 13.00% (13.00% PIK), 04/01/29
(Cost $13,777)
(2)(3)(6)
12/10/25 13,800
19,684 Fundrise Silo Park Investor, LLC | Salt Lake City, UT, 13.00% (13.00% PIK), 11/01/28
(Cost $21,010)
(2)(3)(6)
07/07/25 21,045
12,614 Fundrise Springs Investor I, LLC | Melissa, TX, 13.50% (7.50% Cash + 6.00% PIK),
03/13/27 (Cost $12,846)
(1)(2)(3)(6)
03/13/26 12,848
6,207 Fundrise Stellar Investor I, LLC | Denver, CO, 13.85% (13.85% PIK), 12/22/32 (Cost
$6,498)
(2)(3)(6)
12/22/25 6,623
10,615 Fundrise Towne Center Investor I, LLC | Princeton, TX, 13.50% (7.50% Cash + 6.00%
PIK), 04/02/27 (Cost $10,775)
(1)(2)(3)(6)
04/02/26 10,776
7,286 Fundrise VB Investor I, LLC | Vero Beach, FL, 13.00% (13.00% PIK), 01/05/27 (Cost
$10,282)
(1)(2)(3)(6)
11/15/23 10,283
131 Fundrise Westermark Investor I, LLC | Houston, TX, 14.00% (14.00% PIK), 02/12/29
(Cost $133)
(1)(2)(3)(6)
02/12/26 133
4,160 RSE Daytona Investor I, LLC | Daytona Beach, FL, 14.00% (14.00% PIK), 05/05/27
(Cost $6,120)
(1)(2)(3)(6)
02/09/23 5,421
3,938 SFR Reflections I, LLC | Sunrise, FL, 10.10%, 12/01/30 (Cost $3,938)
(2)(3)
03/31/22 3,946
10,730 WP Walcott Hackensack Sub, LLC | Hackensack, NJ, 14.00% (14.00% PIK), 01/29/27
(Cost $14,385)
(2)(3)(6)
03/31/22 14,386
Total Multifamily (Cost $361,996 ) $ 362,29 6
Total Preferred Equity (Cost $361,996) $ 362,29 6
Senior Debt - 8.4%
Data Centers - 2.4%
$ 14,300 Nexus Apex Holdings, LLC | Hubbard, TX, 12.55% (8.27% Cash + 4.28% PIK),
03/02/29 (Cost $14,494)
(2)(3)(6)
03/02/26 $ 15,768
Land - 4.6%
$ 29,905 The Station East Owner II, LLC | Union City, CA, 13.00%, 05/20/27 (Cost $29,905)
(2)(3)
05/19/25 $ 29,908
Hospitality - 1.4%
$ 8,658 Fundrise Y Hotel Lender, LLC | Pittsburgh, PA, 12.50% (4.00% Cash + 8.50% PIK),
04/14/27 (Cost $8,825)
(2)(3)(6)
04/14/26 $ 8,825
Total Senior Debt (Cost $53,224) $ 54,501
Total Private Real Estate (Cost $534,306) $ 550,94 5
Commercial Mortgage-Backed Securities - 18.9%
Non-U.S. Government Agency Issues - 18.9%
$ 10,000 ARES Industrial Real Estate - ARES 2024-IND D, 6.52% (2.89% + SOFR),
07/15/26
(5)(7)(8)
$ 10,056
10,000 ARES Industrial Real Estate - ARES 2024-IND E, 7.56% (3.94% + SOFR),
07/15/26
(5)(7)(8)
10,043
10,000 ARES Industrial Real Estate - ARES 2024-IND2 E, 7.07% (3.44% + SOFR),
10/15/29
(5)(7)(8)
10,079
5,740 ARES Industrial Real Estate - ARES 2025-IND3 D, 6.18% (2.55% + SOFR),
04/15/27
(5)(7)(8)
5,763

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED) (CONTINUED)
June 30, 2026

See accompanying notes to financial statements.
Value as of
Par/Shares Description Acquisition Date June 30, 2026
Non-U.S. Government Agency Issues - 18.9% (continued)
$ 5,120 ARES Industrial Real Estate - ARES 2025-IND3 E, 7.18% (3.55% + SOFR),
04/15/27
(5)(7)(8)
$ 5,141
2,878 Blackstone Multifamily - BX Commercial Mortgage Trust 2024-AIR2 D, 6.42% (2.79%
+ SOFR), 10/15/26
(5)(7)(8)
2,890
13,238 Blackstone Multifamily - BX Commercial Mortgage Trust 2024-AIRC D, 6.71%
(3.09% + SOFR), 08/15/26
(5)(7)(8)
13,290
3,899 Blackstone Multifamily - BX Commercial Mortgage Trust 2024-GPA2 E, 7.16%
(3.54% + SOFR), 11/15/26
(5)(7)(8)
3,891
10,000 Blackstone Multifamily - BX Commercial Mortgage Trust 2025-OMG, 6.58% (2.95% +
SOFR), 10/15/27
(5)(7)(8)
10,027
2,000 Brookfield Multifamily - BMP 2024-MF23 D, 6.02% (2.39% + SOFR), 06/15/27
(5)(7)(8)
2,009
2,100 Buckingham Multifamily - GSAT Trust 2025-BMF D, 6.13% (2.50% + SOFR),
07/15/27
(5)(7)(8)
2,093
11,100 Buckingham Multifamily - GSAT Trust 2025-BMF F, 7.78% (4.15% + SOFR),
07/15/27
(5)(8)
11,073
2,000 CONE Commercial Mortgage Trust 2026-DFW3 E, 8.10%, 05/15/31
(8)(9)
2,019
2,486 LBA Industrial - LBA Trust 2024-7IND D, 6.27% (2.64% + SOFR), 10/15/26
(5)(7)(8)
2,500
5,250 QTS Data Centers - BX 2025-VLT7 D, 6.88% (3.25% + SOFR), 07/15/27
(5)(8)
5,264
11,000 QTS Data Centers - BX 2025-VLT7 E, 7.38% (3.75% + SOFR), 07/15/27
(5)(8)
11,042
2,000 Starwood Industrial - SCG Commercial Mortgage Trust 2025-SNIP D, 6.23% (2.60% +
SOFR), 09/15/27
(5)(7)(8)
2,012
1,300 Starwood Industrial - SCG Commercial Mortgage Trust 2025-SNIP E, 7.03% (3.40% +
SOFR), 09/15/27
(5)(7)(8)
1,309
12,500 SWITCH Data Centers - SWCH 2025-DATA E, 6.97% (3.34% + SOFR), 02/15/27
(5)(7)(8)
12,394
Total Commercial Mortgage-Backed Securities (Cost $122,442) $ 122,895
Residential Mortgage-Backed Securities - 2.0%
Non-U.S. Government Agency Issues - 2.0%
$ 4,200 ACREC Partners Multifamily - ACREC 2025 FL3 LLC D, 6.68% (3.04% + SOFR),
01/18/27
(5)(7)(8)
$ 4,205
2,500 ACREC Partners Multifamily - ACREC 2025 FL3 LLC E, 7.43% (3.79% + SOFR),
01/18/27
(5)(7)(8)
2,440
3,400 Arbor Realty Multifamily - ARCREN 2025-FL1 LLC D, 6.93% (3.29% + SOFR),
01/20/28
(5)(7)(8)
3,415
3,000 MF1 Multifamily - MF1 2025-FL17 LLC E, 7.13% (3.49% + SOFR), 07/18/26
(5)(7)(8)
2,993
Total Residential Mortgage-Backed Securities (Cost $13,069) $ 13,053
Investment Company - 5.1%
2,628 Fundrise Real Estate Interval Fund, LLC
(1)
$ 32,905
Total Investment Company (Cost $31,100) $ 32,905
Short-Term Investment - 3.9%
25,350 JP Morgan U.S. Treasury Plus Money Market Fund, Capital Shares, 3.61%
(10)
$ 25,350
Total Short-Term Investment (Cost $25,350) $ 25,350
Total investments, at value - 114.8% (Cost $726,267) $ 745,148
Liabilities in excess of other assets - (14.8)% (96,211)
Total Net Assets - 100.0% $ 648,937
LLC Limited Liability Company
LP Limited Partnership
PIK Payment in Kind
SOFR Secured Overnight Financing Rate
(1)
Investment in an affiliate. See Note 6, Investment Manager Fees and Other Related Party Transactions for additional information.
(2)
Investments classified as Level 3 within the three-tier fair value hierarchy. See the accompanying notes to the financial statements for an explanation of this hierarchy, as well as a list of significant unobservable inputs used in the valuation of these instruments.
(3)
Restricted security. The aggregate value of restricted securities at June 30, 2026 is approximately $550,945 (amount in thousands) and represents approximately 84.9% of net assets. See Note 2, Summary of Significant Accounting Policies for additional information.
(4)
Non-income producing investment.
(5)
This investment has a floating interest rate. Coupon rate, reference index and spread shown at June 30, 2026.
(6)
The investment accrues interest at a stated rate, consisting of both cash and PIK components. The rate applicable to the PIK portion is disclosed separately. See Note 2, Summary of Significant Accounting Policies for additional information.
(7)
All or a portion of this security has been pledged as collateral for securities sold under agreement to repurchase. See Note 8, Reverse Repurchase
Agreements for additional information.

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (UNAUDITED) (CONTINUED)
June 30, 2026

See accompanying notes to financial statements.
(8)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold to qualified institutional buyers in transactions exempt from registration. The aggregate value of these securities at June 30, 2026 is approximately $135,948 (amount in thousands) and represents approximately 20.9% of net assets.
(9)
This investment has a variable interest rate which adjusts periodically based on changes in current interest rates. Coupon rate shown at June 30, 2026.
(10)
Rate disclosed is representative of the seven-day effective yield as of June 30, 2026.
(Amounts in thousands)
Reverse Repurchase Agreements
Counterparty Settlement Date Maturity Date
Interest %
(Borrowing Rate) Principal
Payable (Including
Accrued Interest)
Barclays Bank PLC 06/08/26 07/08/26 4.66% $ 3,111 $ (3,120)
Barclays Bank PLC 06/08/26 07/08/26 4.71% 1,796 (1,801)
Barclays Bank PLC 06/08/26 07/08/26 4.76% 6,960 (6,981)
Barclays Bank PLC 06/08/26 07/08/26 4.76% 2,696 (2,704)
J.P. Morgan Securities, LLC 06/22/26 08/11/26 4.61% 10,955 (10,968)
J.P. Morgan Securities, LLC 06/22/26 08/11/26 4.61% 10,196 (10,208)
J.P. Morgan Securities, LLC 06/22/26 08/11/26 4.61% 8,281 (8,291)
J.P. Morgan Securities, LLC 06/22/26 08/11/26 4.61% 2,380 (2,383)
J.P. Morgan Securities, LLC 06/22/26 08/11/26 4.61% 2,057 (2,059)
J.P. Morgan Securities, LLC 06/22/26 08/11/26 4.61% 1,735 (1,737)
J.P. Morgan Securities, LLC 06/22/26 08/11/26 4.61% 1,657 (1,659)
J.P. Morgan Securities, LLC 06/11/26 08/11/26 4.64% 4,741 (4,753)
J.P. Morgan Securities, LLC 06/11/26 08/11/26 4.64% 1,658 (1,662)
J.P. Morgan Securities, LLC 06/22/26 08/11/26 4.66% 2,819 (2,822)
J.P. Morgan Securities, LLC 06/22/26 08/11/26 4.81% 7,250 (7,259)
J.P. Morgan Securities, LLC 06/22/26 08/11/26 4.81% 7,240 (7,249)
J.P. Morgan Securities, LLC 06/22/26 08/11/26 4.81% 3,717 (3,721)
J.P. Morgan Securities, LLC 06/11/26 08/11/26 4.84% 2,168 (2,174)
J.P. Morgan Securities, LLC 06/11/26 08/11/26 4.84% 946 (94 8 )
Total $ 82,363 $ (82, 499 )
GEOGRAPHIC COMPOSITION (As of June 30, 2026 )
Percent of Total
Investments
Florida 17. 4%
Texas 15. 9%
California 4.8%
Utah 4.7%
North Carolina 4.6%
Georgia 3.7%
Virginia 3.1%
South Carolina 1 . 9%
New Jersey 1.9%
Arizona 1. 5%
Alabama 1.3%
Pennsylvania 1.2%
Colorado 0.9%
Missouri 0.6%
Tennessee 0.3%
Other 36.2%
100.0%

Fundrise Income Real Estate Fund, LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
June 30, 2026

See accompanying notes to financial statements.
(Amounts in thousands, except share and per share data)
Assets
Investments in unaffiliated entities, at fair value (Cost $460,726) $ 467,915
Investments in non-controlled affiliated entities, at fair value (Cost $175,446) 176,714
Investments in majority owned subsidiaries, at fair value (Cost $90,095) 100,519
Interest and dividend receivable from unaffiliated investments 2,530
Cash 2,176
Prepaid expenses 239
Interest and dividend receivable from non-controlled affiliated investments 215
Total Assets
$ 750,308
Liabilities
Payable for reverse repurchase agreements $ 82,499
Distributions payable 12,377
Interest received in advance from unaffiliated investments 2,158
Interest received in advance from non-controlled affiliated investments 1,509
Marketing expenses payable 772
Professional fees payable 565
Settling subscriptions 483
Management fees payable 433
Redemptions payable 214
Accounts payable and accrued expenses 214
Real estate operating fees payable 147
Total Liabilities
$ 101,371
Total Net Assets
$ 648,937
Components of Net Assets
Paid-in capital $ 630,145
Distributable earnings 18,792
Total Net Assets
$ 648,937
Net Asset Value
Net assets $ 648,937
Common shares outstanding as of June 30, 2026; unlimited shares authorized 64,054,655
Net Asset Value Per Share $ 10.13

Fundrise Income Real Estate Fund, LLC
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2026

See accompanying notes to financial statements.
(Amounts in thousands)
Investment Income
Interest income – PIK from unaffiliated investments $ 13,707
Dividend income from majority owned subsidiary 10,000
Interest income from unaffiliated investments 9,935
Interest income – PIK from non-controlled affiliated investments 5,994
Interest income from non-controlled affiliated investments 2,133
Dividend income from unaffiliated investments 775
Dividend income from non-controlled affiliated investments 35
Total Investment Income
$ 42,579
Expenses
Management fees $ 2,649
Interest expense 1,864
Marketing expenses 1,489
Real estate operating fees 752
Miscellaneous expenses 599
Professional fees 314
Custody fees
240
Directors’ fees
84
Transfer agent fees
63
Total Expenses $ 8,054
Affiliated fund fee waiver (See Note 6) (131)
Net Expenses $ 7,923
Net Investment Income (Loss)
$ 34,656
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from unaffiliated investments
$ 2,780
Net change in unrealized appreciation/depreciation from unaffiliated investments
(185)
Net change in unrealized appreciation/depreciation from non-controlled affiliated investments
1,278
Net change in unrealized appreciation/depreciation from majority owned subsidiaries
(7,872)
Total Net Realized and Unrealized Gain (Loss) from Investments
$ (3,999)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 30,657

Fundrise Income Real Estate Fund, LLC
STATEMENTS OF CHANGES IN NET ASSETS

See accompanying notes to financial statements.
(Amounts in thousands)
For the Six
Months Ended
June 30, 2026
(Unaudited)
For the Year
Ended
December 31, 2025
Operations:
Net investment income (loss) $ 34,656 $ 42,604
Net realized gain (loss) from investments 2,780 5,243
Net change in unrealized appreciation/depreciation from investments (6,779) 1,208
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 30,657 $ 49,055
Distributions to Common Shareholders From:
Distributable earnings $ (24,714) $ (45,162)
Return of capital – (1,397)
Net Decrease in Net Assets from Distributions to Common Shareholders
$ (24,714) $ (46,559)
Capital Share Transactions:
Proceeds from sale of shares $ 65,373 $ 108,890
Distributions reinvested 7,784 13,516
Repurchase of shares
(61,182) (98,932)
Net Increase (Decrease) in Net Assets from Capital Share Transactions
$ 11,975 $ 23,474
Net Increase (Decrease) in Net Assets
$ 17,918 $ 25 , 970
Net Assets:
Beginning of Period
$ 631,019 $ 605,049
End of Period
$ 648,937 $ 631,019

Fundrise Income Real Estate Fund, LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2026

See accompanying notes to financial statements.
(Amounts in thousands)
Operating Activities:
Net increase (decrease) in net assets resulting from operations $ 30,657
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in)
operating activities:
Investments in unaffiliated entities (92,776)
Investments in non-controlled affiliated entities (67,863)
Investment in majority owned subsidiary (704)
Net change in investments in short-term investments 55,525
Net accretion of discounts and amortization of premiums (63)
PIK interest from unaffiliated investments (13,707)
PIK interest from non-controlled affiliated investments (5,994)
Net change in unrealized appreciation/depreciation from majority owned subsidiaries 7,872
Net change in unrealized appreciation/depreciation from non-controlled affiliated investments (1,278)
Net change in unrealized appreciation/depreciation from unaffiliated investments 185
Net realized (gain) loss from unaffiliated investments (2,780)
Proceeds from sale of unaffiliated investments 84,562
Proceeds from sale of non-controlled affiliated investments 7,931
Changes in assets and liabilities:
Net (increase) decrease in interest and dividend receivable from non-controlled affiliated investments (31)
Net (increase) decrease in prepaid expenses (149)
Net (increase) decrease in interest and dividend receivable from unaffiliated investments
(475)
Net increase (decrease) in payable for reverse repurchase agreements 5,519
Net increase (decrease) in interest received in advance from non-controlled affiliated investments 1,314
Net increase (decrease) in marketing expenses payable 772
Net increase (decrease) in professional fees payable 565
Net increase (decrease) in real estate operating fees payable 61
Net increase (decrease) in management fees payable 3
Net increase (decrease) in interest received in advance from unaffiliated investments (404)
Net increase (decrease) in accounts payable and accrued expenses (885)
Net cash provided by (used in) operating activities $ 7, 857
Financing Activities:
Proceeds from sale of shares $ 64,937
Cash paid for shares repurchased
(61,142)
Distributions paid (16,523)
Net cash provided by (used in) financing activities $ ( 12, 728 )
Net increase (decrease) in cash $ (4,871)
Cash, beginning of period 7,047
Cash, end of period $ 2,176
Supplemental Disclosure of Non-Cash Activity:
Distributions reinvested $ 7,784
Purchase of private real estate through restructuring of investment in unaffiliated entities 4,510
Sale of private real estate through restructuring of investment in unaffiliated entities 4,210

Fundrise Income Real Estate Fund, LLC
FINANCIAL HIGHLIGHTS

See accompanying notes to financial statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
June 30, 2026
(Unaudited)
For the Years Ended December 31,
February 3,
2022
(1)
Through
December 31,
2022 2025 2024 2023
Net Asset Value, Beginning of Period
$ 10.04 $ 10.00 $ 9.97 $ 10.00 $ 10.00
Income from Investment Operations
Net investment income (loss)
(2)
$ 0.56 $ 0.70 $ 0.65 $ 0.69 $ 0.42
Net realized and unrealized gain (loss) on investments
(0. 0 7 ) 0.09 0.16 0.08 0.04
Total Income (Loss) from Investment Operations
$ 0. 49 $ 0.79 $ 0.81 $ 0.77 $ 0.46
Distributions to Common Shareholders From:
Net investment income $ (0. 40 ) $ (0.70) $ (0.78) $ (0.80) $ (0.40)
Net realized gain
– (0.03) – – (0.06)
Return of capital
– (0.02) – – –
Total Distributions to Common Shareholders
$ (0. 40 ) $ (0.75) $ (0.78) $ (0.80) $ (0.46)
Net Asset Value, End of Period
$ 10.13 $ 10.04 $ 10.00 $ 9.97 $ 10.00
Total Investment Return Based on Net Asset Value
(3)
4. 8 9%
(4)
8.27% 8.40% 7.93% 4.60%
(5)
Ratios and Supplemental Data
Net assets at end of period (thousands) $ 648,937 $ 631,019 $ 605,049 $ 605,986 $ 535,285
Including interest expense:
Ratio of gross expenses to average net assets
(6)(7)
2.58%
(8)
1.96% 2.00% 1.33% 1.42%
(9)
Ratio of net expenses to average net assets
(7)
2.54%
(8)
1.96% 2.00% 1.33% 1.49%
(9)(10)
Ratio of net investment income to average net assets
(7)
11.12%
(8)
6.98% 6.48% 6.96% 5.61%
(9)(10)
Excluding interest expense:
Ratio of gross expenses to average net assets
(6)(7)
1.9 8%
(8)
1.78% 2.00% 1.33% 1.42%
(9)
Ratio of net expenses to average net assets
(7)
1.94%
(8)
1.78% 2.00% 1.33% 1.49%
(9)(10)
Ratio of net investment income to average net assets
(7)
11.72%
(8)
7.16% 6.48% 6.96% 5.61%
(9)(10)
Portfolio turnover rate 14%
(4)(11)
45%
(11)
31%
(11)
27% 13%
(12)
(1)
Effective date of the Fund's Registration Statement.
(2)
Based on average shares outstanding during each period.
(3)
Total investment return based on net asset value is based upon the change in net asset value per share between the opening and ending net asset values per share in the period indicated and assumes that dividends are reinvested in accordance with the Fund’s dividend reinvestment policy. Returns shown do not reflect the deduction of taxes that a Shareholder would pay on Fund distributions or the repurchase of Fund shares.
(4)
Not annualized.
(5)
Total investment return based on net asset value was calculated from the date the Fund commenced investment operations, April 1, 2022, and is not annualized.
(6)
Reflects the expense ratio excluding any waivers and/or reimbursements.
(7)
Expenses do not include operating expenses of the underlying investments or expenses of investment companies.
(8)
Annualized.
(9)
Ratios were calculated from the date the Fund commenced investment operations, April 1, 2022, and are annualized.
(10)
Ratio is net of a waiver of 0.02% and is inclusive of fee recoupment of 0.07%.
(11)
Excludes the impact of in-kind transactions.
(12)
Portfolio turnover rate was calculated from the date the Fund commenced investment operations, April 1, 2022, and is not annualized. This alternative presents, in all material aspects, the most accurate portrayal of portfolio turnover.

Fundrise Income Real Estate Fund, LLC
FINANCIAL HIGHLIGHTS (CONTINUED)

See accompanying notes to financial statements.
Senior Securities
The Fund engaged in and held senior securities as of the periods as presented as follows:
For the Six
Months Ended
June 30, 2026
(Unaudited)
For the Years Ended December 31,
February 3,
2022
(1)
Through
December 31,
2022 2025 2024 2023
Reverse Repurchase Agreements
Total amount outstanding (thousands) $ 82,499 $ 76,980 $ – $ – $ –
Asset coverage per $1,000 8,866 9,197 – – –
Involuntary liquidation preference N/A N/A N/A N/A N/A

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED)
June 30, 2026

1. Formation and Organization
Fundrise Income Real Estate Fund, LLC (the “Fund” or the “Registrant”) is a Delaware limited liability company and has elected to be taxed as a real estate investment trust (a “REIT”) for U.S. federal income tax purposes under Part II of Subchapter M of Chapter
1 of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with its taxable year ended December 31, 2022, and intends to continue to qualify as a REIT. The Fund is organized as a continuously offered, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that operates as an interval fund. The Fund’s registration statement was declared effective on February 3, 2022. The Fund commenced investment operations on April 1, 2022, following a tax-free reorganization on March 31, 2022.
The Fund’s investment objective is to seek current income from which to pay attractive, consistent cash distributions while preserving capital. Under normal circumstances, the Fund’s investment strategy is to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in residential and commercial real estate, the securities of real estate and real estate-related issuers, and real estate-related loans or other real estate-related debt securities.
The investment adviser to the Fund is Fundrise Advisors, LLC (the “Adviser”), an investment adviser registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-
owned subsidiary of Rise Companies Corp. (“Rise Companies” or the “Sponsor”), the Fund’s sponsor. Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy.
2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial
Services - Investment Companies (“ASC 946”). The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.
The estimates and assumptions underlying these financial statements are based on information available as of June 30, 2026, including judgments about the financial market and economic conditions which may change over time.
Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Interest Received in Advance
When a real estate debt investment is funded net of an interest reserve holdback and the holdback is held by the Fund, the Fund accounts for the holdback funds by classifying them as interest received in advance. As interest is incurred by the borrower, the
Fund recognizes interest income and reduces the interest received in advance until such time that the reserve is exhausted or the real estate debt investment is redeemed. Any remaining interest received in advance will be applied to the real estate debt investment balance upon redemption.
Valuation Oversight
Pursuant to SEC Rule 2a-5 under the 1940 Act, the Board has approved the Adviser as the Fund’s Valuation Designee (“Valuation
Designee”), to provide administration and oversight of the Fund’s valuation policies and procedures. The Fund values its investments in accordance with such procedures. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED) (Continued)
June 30, 2026

market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Adviser in good faith, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s net asset value (“NAV”), the Adviser, subject to the oversight of the Board, uses various valuation methodologies. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors.
When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
Fair Value Measurement
The following is a current summary of certain methods generally used to value investments of the Fund under the Fund’s valuation procedures:
The Fund applies FASB ASC Topic 820, Fair Value Measurement, as amended, which establishes a framework for measuring fair value in accordance with U.S. GAAP and required disclosures of fair value measurement. U.S. GAAP defines the fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
The Fund determines the fair value of certain investments in accordance with the fair value hierarchy that requires an entity to maximize the use of observable inputs. The fair value hierarchy includes the following three levels based on the objectivity of the inputs, which were used for categorizing the assets or liabilities for which fair value is being measured and reported:
Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).
Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques may include use of discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or other valuation assumptions that require significant management judgment or estimation.
The Fund’s real estate equity investments are generally fair valued based on a discounted cash flow analysis, direct capitalization method or other income approach, or by a sales comparison or cost approach. The Adviser accounts for properties at the individual property level and such assets are fair valued using inputs that consider property-level data that is gathered and evaluated periodically to reflect new information (e.g., rental payment history) regarding the property or the appreciation interest, if any.
Properties held through joint ventures generally will be valued in a manner that is consistent with the methods described above.
Once the value of a property held by the joint venture is determined, the Adviser will separately determine the fair value of any other assets and liabilities, including notes payable, of the joint venture. The fair values of notes payable are generally determined by the yield or equity method via discounted cash flow analysis using current market rates derived from observable market data.
The Fund’s ownership interests are valued based on the Fund’s ownership interest in the joint venture’s net assets, including the fair value of the underlying real estate.
The initial value of the Fund’s real estate debt investments in loans, including senior mortgage loans, subordinated mortgage loans
(also referred to as B-Notes) and mezzanine loans, will generally be the par value acquisition price of such instrument. The Adviser

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED) (Continued)
June 30, 2026

will generally determine subsequent revaluations of the Fund’s real estate debt investments by the yield or equity method via a discounted cash flow analysis that uses current market rates derived from observable market data.
Fixed income securities are valued by an independent pricing service overseen by the Valuation Designee. The pricing service employs a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Valuation Designee, in accordance with the valuation policy and procedures approved by the Board.
These securities are generally classified in Level 2 of the fair value hierarchy.
Investments in registered investment companies, including money market funds, are valued at the NAV as of the close of each business day. These securities are generally classified in Level 1 of the fair value hierarchy.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value as of June 30, 2026. These reverse repurchase agreements are generally classified in Level 2 of the fair value hierarchy.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.
The following is a summary of the Fund’s assets and liabilities measured at fair value on a recurring basis as of June 30, 2026, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value (amounts in thousands) :
Level 1 Level 2 Level 3 Total
Assets
Private Real Estate Equity $ – $ – $ 120,150 $ 120,150
Private Real Estate Mezzanine Debt – – 13,998 13,998
Private Real Estate Preferred Equity – – 362,296 362,296
Private Real Estate Senior Debt – – 54,501 54,501
Commercial Mortgage-Backed Securities – 122,895 – 122,895
Residential Mortgage-Backed Securities – 13,053 – 13,053
Investment Company 32,905 – – 32,905
Short-Term Investment 25,350 – – 25,350
Total Assets $ 58,255 $ 135,948 $ 550,945 $ 745,14 8
Liabilities
Reverse Repurchase Agreements $ – $ (82,499) $ – $ (82,499)
Total Liabilities $ – $ (82, 499 ) $ – $ (82, 499 )

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED) (Continued)
June 30, 2026

The following is a summary of quantitative information about the significant unobservable inputs used to determine the fair value of the Fund’s Level 3 investments as of June 30, 2026 (amounts in thousands) . The weighted average range of unobservable inputs is based on the fair value of investments. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The tables are not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the Fund’s determination of fair value.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands) :
Investment Fair Value Valuation Technique Unobservable Input
Range (Weighted
Average)
Impact to
Valuation from an
Increase in Input
(1)
Private Real Estate Equity $ 120,150 Direct Capitalization Capitalization Rate
(2)
5.3% - 5.5% (5.4%) Decrease
Discounted Cash Flow Discount Rate
(2)
10.0% - 10.5% (10.3%) Decrease
Sales Comparison Approach Price Per Unit ($)
(2)
$50 - $118 ($76) Increase
Private Real Estate Mezzanine Debt 13,998 Discounted Cash Flow Discount Rate 15.5% - 16.0% (15.6%) Decrease
Private Real Estate Preferred Equity 362,296 Discounted Cash Flow Discount Rate 10.1% - 16.0% (13.4%) Decrease
Liquidation Approach Capitalization Rate
(2)
5.25% Decrease
Recent Transaction Transaction Price N/A Increase
Private Real Estate Senior Debt 54,501 Discounted Cash Flow Discount Rate 12.5% - 13.0% (12.9%) Decrease
Discounted Cash Flow/ Probability
Weighted-Scenario Analysis
Discount Rate 13.0% Decrease
Expected Time to
Payoff 0.12 years Decrease
Probability of
Minimum-Multiple
Payoff Scenario 80.0% Increase
Total Investments
$ 550,945
(1)
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
(2)
Represents the significant unobservable input used to determine the fair value of the underlying real estate properties. The fair value of such financial instruments is the largest component of the valuation of each investment entity as a whole.
Private Real
Estate Equity
Private Real
Estate Mezzanine
Debt
Private Real
Estate Preferred
Equity
Private Real
Estate Promissory
Notes
Private Real
Estate Senior
Debt Total
Balance as of December 31, 2025 $ 127,312 $ 12,954 $ 209,615 $ 7,826 $ 29,925 $ 387,632
Purchases 838 – 138,037 – 24,678
(1)
163,553
PIK interest – 945 18,115 – 641 19,701
Realized gain (loss) – – (19) – – (19)
Net change in unrealized appreciation/
depreciation (8,000) 99 (28) 42 1,257 (6,630)
Sales – – (3,424)
(1)
(7,868) (2,000)
(1)
(13,292)
Transfers into Level 3 – – – – – –
Transfers out of Level 3 – – – – – –
Balance as of June 30, 2026 $ 120,150 $ 13,998 $ 362,296 $ – $ 54,501 $ 550,945
Net change in unrealized appreciation/
depreciation for the six months ended
June 30, 2026 related to Level 3
investments held at June 30, 2026 $ (8,000) $ 99 $ (47) $ – $ 1,257 $ (6,691)
(1)
Includes in-kind transaction.

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED) (Continued)
June 30, 2026

Restricted Securities
The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on NAV. The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Restricted securities held at June 30,
2026 are identified within the Schedule of Investments.
Income Taxes
The Fund has elected and has qualified to be taxed as a REIT under the Code beginning with the taxable year ended December 31,
2022, and intends to continue to qualify as a REIT. To qualify as a REIT, the Fund must meet and continue to meet the requirements relating to the Fund’s organization, ownership, sources of income, nature of assets and distributions of income to shareholders of the Fund (“Shareholders”), including a requirement to distribute at least 90% of the Fund’s annual REIT taxable income to the
Shareholders (which is computed without regard to its deduction for dividends paid and its net capital gains). As a REIT, the Fund generally will not be subject to U.S. federal income tax on the income that it distributes to its Shareholders if it meets the applicable
REIT distribution and other requirements for qualification. Even if the Fund qualifies and maintains the tax status as a REIT, it may become subject to certain U.S. federal income taxes and related state and local taxes on its income and assets, on taxable income that the Fund does not distribute to its Shareholders, on net income from certain “prohibited transactions” and on income from some activities conducted as a result of a foreclosure, and state or local income, property and transfer taxes. The tax period for the taxable year ending December 31, 2022 and all tax periods following remain open to examination by the major taxing authorities in all jurisdictions where we are subject to taxation. For the open tax periods, the Fund has no uncertain tax positions that would require recognition in the financial statements.
Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties.
Issuance of Shares
The Fund offers its common shares of limited liability company interests (“Shares”) on a continuous basis through the Fundrise
Platform, an investment platform available both online at www.fundrise.com and through various mobile applications owned and operated by the Sponsor. The price a Shareholder pays for Shares is based on the Fund’s NAV. The NAV of the Fund’s Shares is calculated daily on each day that the NYSE is open for business. Cash received for investor subscriptions is recorded as Settling
Subscriptions in the Statement of Assets and Liabilities until settlement occurs and shares are issued.
Distributions To Shareholders
The Fund intends to make distributions necessary to maintain qualification for taxation as a REIT. The Fund expects that it will declare daily distributions to Shareholders of record as of close of business on each day, paid on a quarterly basis, or more or less frequently as determined by the Board, in arrears. The Board may authorize distributions in shares or in excess of those required for the Fund to maintain REIT tax status depending on the Fund’s financial condition and such other factors as the Board may deem relevant. The distribution rate may be modified by the Board from time to time. The Board reserves the right to change or suspend the distribution policy from time to time. Distributions to shareholders of the Fund are recorded on the ex-dividend date.
Dividend Reinvestment
The Fund operates under a dividend reinvestment policy administered by the Adviser. Pursuant to the policy, a Shareholder’s income dividends, capital gains or other distributions, net of any applicable U.S. withholding tax, can be reinvested in the Shares of the
Fund, provided that, if a Shareholder participates in an investment plan offered by the Adviser, such distributions will be reinvested in accordance with such investment plan. Unless a Shareholder elects to “opt in” to the Fund’s dividend reinvestment policy, any

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED) (Continued)
June 30, 2026

dividends and other distributions paid to the Shareholder by the Fund will not be reinvested in additional Shares of the Fund under the policy. When the Fund declares a distribution payable in cash, the Shareholders enrolled in the dividend reinvestment plan will receive an equivalent amount in Shares from the Fund either newly issued or repurchased from Shareholders by the Fund or according to their investment plan, if applicable. The number of Shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution (or the percentage of the distribution allocable to the Fund under the terms of the investment plan, if applicable) by the Fund’s NAV per share when the distribution is paid.
Shareholders who do not participate in the Fund’s dividend reinvestment policy will receive all dividends in cash.
Investment Income and Securities Transactions
Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales of investments are determined on a specific identification basis. Dividend income and distributions from investments are recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Distributions received from investments generally are comprised of ordinary income and/
or return of capital. The Fund estimates the allocation of distributions between investment income and return of capital based on historical information or regulatory filings. These estimates may subsequently be revised based on actual allocations received from investments after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the reporting period of the Fund.
The Fund currently holds, and expects to hold in the future, some debt investments in its portfolio that contain Payment-in-Kind
(“PIK”) interest provisions. The PIK interest, computed at the contractual rate specified in each loan agreement, is added to the principal balance of the investment, rather than being paid in cash, and is recognized as interest income when earned. Thus, the actual collection of PIK interest may be deferred until the time of principal repayment. PIK interest, which is a non-cash source of income at the time of recognition, is included in the Fund’s taxable income and therefore affects the amount the Fund is required to distribute to its shareholders to maintain its qualification as a REIT for federal income tax purposes, even though the Fund has not yet collected the cash.
Generally, when interest and/or principal payments on an investment become past due, or if the Fund otherwise does not expect the borrower to be able to service its debt and other obligations, the Fund will place the investment on non-accrual status and will cease recognizing interest income on that investment for financial reporting purposes until all principal and interest have been brought current through payment or through a restructuring such that the interest income is deemed to be collectible. The Fund writes off any accrued and uncollected interest when it is determined that the interest is no longer collectible.
3. Concentration of Risk
Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Principal Risks” in the Fund’s Prospectus and Statement
of Additional Information dated May 1, 2026, and the Fund’s other filings with the SEC.
Non-Listed Closed-End Interval Fund; Liquidity Risk. The Fund is a non-diversified, closed-end management investment company operating as an “interval fund” and is designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, should not be considered to be a liquid investment. The Fund is not intended to be a typical traded investment. Shareholders are also subject to transfer restrictions and there is no guarantee that they will be able to sell their Shares. If a secondary market were to develop for the Shares in the future, and a Shareholder is able to sell his or her shares, the Shareholder will likely receive less than the purchase price and the then-current NAV per Share.
Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED) (Continued)
June 30, 2026

shares at NAV, the number of shares tendered in connection with a repurchase offer may exceed the number of shares the Fund has offered to repurchase, in which case not all of a Shareholder’s shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. Hence, a Shareholder may not be able to sell their shares when or in the amount that they desire.
Non-Diversification Risk. As a “non-diversified” fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type. Further, a non-diversified fund is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds. For these reasons, an investment in the Fund may fluctuate in value and have a greater degree of risk.
Investment and Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that a Shareholder invests. The value of the Fund’s investments may move up or down due to adverse market conditions, sometimes rapidly and unpredictably. At any point in time, shares may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Market risk also includes the risk that domestic, geopolitical and other events such as war, terrorism, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), natural/environmental disasters, or other disruptive events negatively impacting the securities markets, which may adversely affect the Fund’s business, results of operations and financial condition and cause the
Fund to lose value.
Real Estate Investment Risks Generally. The Fund’s investments are subject to the risks typically associated with real estate, which may affect the Fund’s operations or investments, including but not limited to: changes in certain economic, demographic or capital market conditions, a prolonged economic slowdown, recession or declining real estate values; future adverse national real estate trends; the leases on the properties underlying the Fund’s investments may not be renewed on favorable terms, or the occupancy rate of, or lease rates charged, at properties may change; change in supply of or demand for similar properties in a given market; risks of cost overruns and non-completion of the construction or renovation of properties; changes in interest rates and/or credit spreads;
lack of liquidity in real estate assets; property locations and conditions, ongoing operating costs, and expense of leasing, renovation or constructions; bankruptcies, financial difficulties or defaults by tenants, real estate operators, property managers or other parties involved in the Fund’s operations; costs of compliance with laws and regulations applicable to real estate investments, including changes in such laws or regulations; environmental liabilities of properties in which the Fund invests; and unforeseeable events such as civil disturbance, terrorism, natural disasters or general downturns in the real estate industry, value of properties, or public health crisis such as pandemics or endemics.
Commercial Real Estate Industry Risk. Commercial real estate is dependent on the commercial real estate industry generally, which in turn is dependent upon broad economic conditions. Challenging economic and financial market conditions may cause the Fund to experience an increase in the number of commercial real estate investments that result in losses, including delinquencies, non-
performing assets and a decrease in the value of the property or, in the case of Publicly Traded Real Estate Securities, collateral which secures its investments, all of which could adversely affect the Fund’s results of operations.
Residential Real Estate Industry Risk. Investments in residential real estate are subject to various changes in real estate conditions, including fluctuations in interest rates, oversupply, changes in laws and/or government regulations, and changes in national, regional and local economic conditions. Any negative trends in real estate conditions may adversely affect the Fund’s investments through decreased revenues or increased costs.
Risks Related to Specific Residential and Commercial Real Estate Property Types. The Fund intends to invest in a variety of residential and commercial real estate property types, which will expose the Fund to risks associated with residential and commercial real estate, including general risks affecting all types of residential and commercial real estate property.
Risk of Investing Through Real Estate Investment Vehicles. By investing in Real Estate Investment Vehicles (a “Vehicle”), the Fund
is indirectly exposed to risks associated with such Vehicles investments in residential and commercial real estate investments. Such investments may involve risks not otherwise present with other methods of investment, including: the Fund may not have sole decision-making authority with respect to such an investment, and a co-investor, joint venture partner or other investor (collectively,

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED) (Continued)
June 30, 2026

“other investors”) in the Vehicle could take actions that decrease the value of the investment; other investors in the Vehicle may have economic or other interests or goals that are inconsistent with the Fund’s interests or goals; other investors in the Vehicle that control its management could become insolvent or bankrupt, or be subject to fraud or other misconduct that may have a material adverse effect on the Fund’s investment; under circumstances when no party has the power to control the Vehicle, an impasse could result regarding cash distributions, reserves or a proposed sale or refinancing of the investment, which could adversely impact the operations and profitability of the Vehicle; other investors in the Vehicle may be structured differently than the Fund for tax purposes, which could risk the Fund’s ability to qualify as a REIT for tax purposes; other investors managing the Vehicle may experience a change in control, which could result in new management; and the terms of a Vehicle could restrict the Fund’s ability to sell or transfer its interest to a third-party when it desires on advantageous terms, which may result in reduced liquidity.
Commercial Mortgage-Backed Securities Risk. Commercial Mortgage-Backed Securities (“CMBS”) are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal.
Residential Mortgage-Backed Securities Risk. The Fund’s investments in Residential Mortgage-Backed Securities (“RMBS”) are
subject to the risks of defaults, foreclosure timeline extension, fraud, and home price depreciation and unfavorable modification of loan principal amount. In the event of defaults on the residential mortgage loans that underlie the Fund’s investments in RMBS and the exhaustion of any underlying or any additional credit support, the Fund may not realize an anticipated return on investments and may incur a loss on these investments. On certain RMBS, prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty.
New Construction and Real Estate Development Risk . The Fund expects to engage in the strategy of acquiring, holding and financing land for future development. The risks inherent in financing, purchasing, owning, selling, and developing land increase as the demand for new homes and rentals decreases. Real estate markets are highly uncertain, and the value of undeveloped land has fluctuated significantly and may continue to fluctuate. The Fund’s investments are subject to risks inherent in residential and commercial real estate generally as well as risks inherent to new construction and development, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, the risk that costs of construction materials or construction labor may rise materially during the development, overbuilding and price competition, decreased availability of suitable land, and changing government regulations (including zoning, usage and tax laws). In addition, land carrying costs can be significant and can result in losses or reduced profitability. As a result, the Fund may hold certain land, and may acquire or finance additional land, in its development pipeline at a cost that the Fund may not be able to fully recover or at a cost which precludes profitable development.
Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.
Interest Rate Risk. Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. Changes in the level of interest rates also can affect, among other things, the
Fund’s ability to acquire certain of the Publicly Traded Real Estate Securities at attractive prices, acquire or originate certain of the residential and commercial real estate debt investments at attractive prices, and enter into hedging transactions. Generally, as interest rates increase, the value of the Fund’s fixed rate securities decreases, which will decrease the book value of the Fund’s equity. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
Leverage Risk. The Fund may use leverage in connection with its investments. The Fund may employ leverage of not more than 33

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED) (Continued)
June 30, 2026

⅓% of total assets as it is limited to 33 ⅓% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940
Act leverage), in order to provide more funds available for investment. Leverage may result in greater volatility of the NAV of, and distributions on, the Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from Borrowings or the issuance of Preferred Stock, if any, are borne entirely by holders of Shares.
Risks Related to the Fund’s Tax Status as a REIT. The Fund has elected to be taxed and has qualified for treatment each year as a
REIT under the Internal Revenue Code of 1986, as amended (defined above as the "Code") beginning with its taxable year ended
December 31, 2022 and intends to continue to qualify as a REIT. However, qualification as a REIT for tax purposes involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize the Fund’s REIT tax status. Failure to qualify for taxation as a REIT would cause the Fund to be taxed as a regular corporation, which would substantially reduce funds available for distributions to Shareholders. In addition, complying with the requirements to maintain its REIT tax status may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments, adversely affect the Fund’s liquidity and force the Fund to borrow funds during unfavorable market conditions, and/or limit the Fund’s ability to hedge effectively and cause the Fund to incur tax liabilities.
4. Share Transactions
Below is a summary of transactions with respect to the Fund’s common shares for the six months ended June 30, 2026 and the year ended December 31, 2025 (all tabular amounts are in thousands except share data) :
As of June 30, 2026, the Sponsor held 13,100 of the Fund’s common shares. For the six months ended June 30, 2026, total distributions declared to the Sponsor were approximately $5,000.
5. Repurchase Offers
The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, provides a limited degree of liquidity to
Shareholders. As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at quarterly intervals a specified percentage of its outstanding shares at NAV (the “Repurchase Offer Policy”). The Repurchase Offer Policy provides that, once each quarter, the Fund will offer to repurchase at NAV no less than 5% and no more than 25% of the outstanding shares of the Fund, unless suspended or postponed in accordance with regulatory requirements. The Repurchase Offer Policy is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the
1940 Act).
To conduct a repurchase offer, the Fund will send a repurchase offer notice to Shareholders no less than 21 days and no more than 42 days before the date (the “Repurchase Request Deadline”) by which the Fund announces that Shareholders must tender their shares in response to such repurchase offer notice. The Fund must receive repurchase requests submitted by Shareholders in response to the Fund’s repurchase offer on or before the Repurchase Request Deadline.
The Repurchase Offer Policy provides that the repurchase pricing occurs no later than the 14th day after the Repurchase Request
Deadline or the next business day if the 14th day is not a business day (the “Repurchase Pricing Date”). The repurchase price of the shares will be the Fund’s NAV as of the close of the Repurchase Pricing Date.
The Board, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (“Repurchase Offer
Amount”) for a given Repurchase Request Deadline. If Shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional number of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the
For the Six Months Ended June 30, 2026 For the Year Ended December 31, 2025
Common Shares
Shares Amount Shares Amount
Proceeds from sale of shares
6,483,688 $ 65,373 10,888,926 $ 108,890
Reinvestment of distributions
773,563 7,784 1,352,608 13,516
Total gross proceeds
7 , 257 , 251 73,157 12,241,534 122,406
Repurchase of shares
(6,080,695) ( 61 , 182 ) (9,897,525) (98,932)
Net Proceeds from Common Shares
1,176,556 $ 11,975 2,344,009 $ 23,474

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED) (Continued)
June 30, 2026

Repurchase Offer Amount, or if Shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by Shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.
In addition, if a repurchase offer is oversubscribed, the Fund may offer to repurchase outstanding shares that are tendered by the descendants or estate of a deceased shareholder (a “Legacy Repurchase”) in an additional amount approved by the Board, taking into account the liquidity of the Fund’s assets. In the event a Legacy Repurchase by a Fund is oversubscribed, the Fund will repurchase the Shares tendered on a pro rata basis.
The Fund may not condition a repurchase offer upon the tender of any minimum number of shares. The Fund does not currently charge a repurchase fee, and it does not currently expect to impose a repurchase fee. However, the Fund may in the future charge a repurchase fee of up to 2.00%, subject to approval of the Board.
The following table presents the repurchase offers that were completed during the six months ended June 30, 2026 (all tabular amounts are in thousands except share data) :
6. Investment Manager Fees and Other Related Party Transactions
Fundrise Advisors, LLC, Adviser
The Fund entered into an Investment Management Agreement with the Adviser. Pursuant to the Investment Management
Agreement, and in consideration of the services provided by the Adviser to the Fund, the Adviser is entitled to a management fee
(the “Management Fee”) of 0.85% of the Fund’s average daily net assets. The Management Fee will be calculated and accrued daily and payable monthly in arrears.
The Adviser and/or its affiliates may be entitled, under separate agreement, to certain fees as permitted by the 1940 Act or as otherwise permitted by applicable law and regulation. These may include fees and expenses associated with the acquisition, or origination, monitoring or management of real estate properties, construction, real estate development, special servicing of non-
performing assets (including, but not limited to, reimbursement of non-ordinary expenses and employee time required to special service a non-performing asset) whether or not the Fund ultimately acquires or originates the investment, and the sale of equity investments in real estate. No such fees were incurred or paid by the Fund to the Adviser or its affiliates for the six months ended
June 30, 2026.
The Adviser and Rise Companies entered into a Shared Services Agreement where Rise Companies will provide the Adviser with the personnel, services and resources necessary for the Adviser to comply with its obligations and responsibilities under the Second
Amended and Restated Operating Agreement (“Operating Agreement”) and Investment Management Agreement, which includes responsibility for operations of the Fund and performance of such services and activities relating to the investments and operations of the Fund as may be appropriate, including without limitation those services and activities listed in the Operating Agreement and
Investment Management Agreement.
Repurchase Offers
Fourth Quarter
Repurchase
Commencement Date November 29, 2025
Repurchase Request Deadline December 31, 2025
Repurchase Pricing Date January 2, 2026
Amount Repurchased $ 26,705
Shares Repurchased 2,659,961
Repurchase Offers
First Quarter
Repurchase
Commencement Date February 25, 2026
Repurchase Request Deadline March 31, 2026
Repurchase Pricing Date April 1, 2026
Amount Repurchased $ 34,477
Shares Repurchased 3,420,734

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED) (Continued)
June 30, 2026

The Fund will reimburse the Adviser for out-of-pocket expenses paid to third parties in connection with providing services to the
Fund. This does not include the Adviser’s overhead, employee costs borne by the Adviser, or utilities costs. Expense reimbursements payable to the Adviser also may include expenses incurred by the Sponsor in the performance of services pursuant to a shared services agreement between the Adviser and the Sponsor, including any increases in insurance attributable to the management or operation of the Fund. During the six months ended June 30, 2026, there were approximately $43 (amount in thousands) of expenses reimbursed to the Adviser pursuant to the shared services agreement.
The Fund invests in Fundrise Real Estate Interval Fund, LLC, an affiliated investment sponsored by the Adviser. As the Adviser receives management fees from Fundrise Real Estate Interval Fund, LLC, the Adviser has agreed to waive management fees payable by the Fund in an amount equal to the management fees earned by the Adviser on the Fund’s investment in Fundrise Real
Estate Interval Fund, LLC. For the six months ended June 30, 2026, the Adviser waived fees of approximately $131 (amount in thousands) related to this affiliated investment and this waiver is not subject to recoupment.
Fundrise Real Estate, LLC
The Fund entered into a Real Estate Services Agreement (the “Agreement”) with Fundrise Real Estate, LLC (“the Vendor”), a wholly-
owned subsidiary of our Sponsor. Pursuant to the Agreement, the Vendor is entitled to Real Estate Operating Fees for performing certain real estate operating services for the Fund. Pursuant to the agreement, the Vendor is also entitled to reimbursement of third-
party costs and overhead associated with the performance of certain services outlined in the Agreement, paid no less frequently than quarterly.
Affiliated Investments
The Fund invests in one or more affiliated entities. As of June 30, 2026, the investments in affiliated entities consist of a registered investment company sponsored by the Adviser, and real estate investment vehicles used to acquire, hold, and finance multifamily properties and land for future development. The affiliated real estate investment vehicles have not been registered under the Securities
Act of 1933, as amended, and thus are subject to restrictions on resale.
As defined in the 1940 Act, an investment is deemed to be a “Majority Owned Subsidiary” of a fund when a fund owns, either directly or indirectly, 50% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. During the six months ended June 30, 2026, investments in affiliated entities were as follows (amounts in thousands) :
Majority Owned Subsidiary Investments
Balance
as of
December
31, 2025
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK
Interest
Income
Change in
Unrealized
Appreciation/
Depreciation
Balance as of
June 30, 2026
Total
Dividend
Income
Equity
Income 1 TRS, LLC $ 84,045 $ – $ – $ – $ – $ (8,664) $ 75,381 $ 10,000
FR Fairfax, LLC 3,250 – – – – (250) 3,000 –
FR La Brea, LLC 3,300 – – – – (300) 3,000 –
Mezza JV LP 17,092 704 – – – 1,342 19,138 –
Total
$ 107,687 $ 704 $ – $ – $ – $ (7,872) $ 100,519 $ 10,000
Non-Controlled Affiliated Investments
Balance
as of
December
31, 2025
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK
Interest
Income
Change in
Unrealized
Appreciation/
Depreciation
Balance as of
June 30, 2026
Total
Interest
and
Dividend
Income
Preferred Equity
Fort Myers Reef Holdings, LLC
(1)
$ 10,155 $ – $ – $ – $ 328 $ (2) $ 10,481 $ 569
Fundrise Broadway Investor I, LLC
(1)
– 7,050 – – 155 1 7,206 352
Fundrise Brookwood Investor I, LLC
(1)
– 11,792 – – 557 48 12,397 741
Fundrise Busbee Investor I, LLC
(1)
12,967 – – – 782 (2) 13,747 1,007
Fundrise East Village Investor I, LLC
(1)
1,962 – (63) – 142 (2) 2,039 143
Fundrise Exchange Investor I, LLC
(1)
– 10,145 – – 210 39 10,394 543
Fundrise Highlands Investor I, LLC
(1)
1,854 – – – 117 (1) 1,970 149

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED) (Continued)
June 30, 2026

7. Investments
The Fund gains exposure to commercial and residential real estate through a diversified portfolio of investments in real property;
real estate loans; real estate-related debt and equity securities, and other real estate-related assets.
The cost of purchases and proceeds from the sale of investments, other than short-term securities and in-kind transactions, for the six months ended June 30, 2026 amounted to $161,343 and $92,493, respectively (amounts in thousands) . For the six months ended
June 30, 2026, the cost of purchases and proceeds from sales of in-kind transactions were $4,510 and $4,210, respectively (amounts
in thousands).
Non-Controlled Affiliated Investments (continued)
Balance
as of
December
31, 2025
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK
Interest
Income
Change in
Unrealized
Appreciation/
Depreciation
Balance as of
June 30, 2026
Total
Interest
and
Dividend
Income
Preferred Equity (continued)
Fundrise Lake Mary Investor, LLC
(1)
$ – $ 2,500 $ – $ – $ 40 $ 4 $ 2,544 $ 43
Fundrise Northlake Investor I, LLC
(1)
– 3,995 – – 113 13 4,121 116
Fundrise Oakridge Investor I, LLC
(1)
– 9,022 – – 199 1 9,222 451
Fundrise PB Investor I, LLC
(1)
11,221 – – – 754 (1) 11,974 754
Fundrise Pelican Investor I, LLC
(1)
2,617 – – – 170 (1) 2,786 217
Fundrise PSL Investor I, LLC
(1)
14,494 – – – 974 (1) 15,467 974
Fundrise Springs Investor I, LLC
(1)
– 12,613 – – 233 2 12,848 529
Fundrise Towne Center Investor I, LLC
(1)
– 10,615 – – 160 1 10,776 363
Fundrise VB Investor I, LLC
(1)
9,640 – – – 647 (4) 10,283 647
Fundrise Westermark Investor I, LLC
(1)
– 131 – – 2 – 133 4
RSE Daytona Investor I, LLC
(1)
5,709 – – – 411 (699) 5,421 425
Promissory Note
FR Trailside, LLC 7,826 – (7,868) – – 42 – 100
Investment Company
Fundrise Real Estate Interval Fund, LLC 31,065 – – – – 1,840 32,905 35
Total
$ 109,510 $ 67,863 $ (7,931) $ – $ 5,994 $ 1,278 $ 176,714 $ 8,162
(1)
Investment represents a co-investment arrangement, in which the Fund co-invested alongside an affiliate of the Fund, including those of the Adviser
(“Real Estate Co-Investment Joint Ventures”). This arrangement is pursuant to the terms and conditions of the exemptive order issued by the SEC to the Fund, allowing the Fund to co-invest alongside certain entities affiliated with or managed by the Adviser. The Fund’s investments in real estate through the securities of a Real Estate Co-Investment Joint Ventures with its affiliates is subject to the requirements of the 1940 Act and terms and conditions of an exemptive order the Fund received from the SEC allowing the Fund and/or the Real Estate Co-Investment Joint Ventures
to co-invest alongside certain entities affiliated with or managed by the Adviser (REITs (each, an “ eREIT ®”) or other non-REIT compliant real estate-related funds). The exemptive order from the SEC imposes extensive conditions on the terms of any co-investment made by an affiliate of the Fund. The Fund has adopted procedures reasonably designed to ensure compliance with the exemptive order and the Board also oversees risk relative to such compliance.

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED) (Continued)
June 30, 2026

As of June 30, 2026, Income 1 TRS, LLC is deemed to be a significant subsidiary of the Fund in accordance with the definition of a
“significant subsidiary” as defined by Regulation S-X 1-02(w)(2), Definitions of terms used in Regulation S-X (amendment effective
January 1, 2021). Pursuant to Regulation S-X 4-08(g), Summarized financial information of subsidiaries not consolidated and 50 percent or less owned persons , summarized financial information for Income 1 TRS LLC is included below:
8. Reverse Repurchase Agreements
The Fund may use leverage to provide additional funds to support its investment activities. The Fund may enter into reverse repurchase agreements from a bank or dealer at a specified maturity date, under which the Fund will effectively pledge its assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund. The gross amount of cash received in exchange for assets sold plus accrued interest payments to be made by the Fund to counterparties are reflected as a payable for reverse repurchase agreements on the Statement of Assets and Liabilities. Interest expense on reverse repurchase agreements is recorded as a component of interest expense on the Statement of Operations.
As part of the reverse repurchase agreements held as of June 30, 2026 , the Fund pledged securities as collateral valued at $106,550
(amount in thousands) , which have been identified on the Schedule of Investments. For the six months ended June 30, 2026 , the average borrowings and the weighted average interest rate were $77,847 (amount in thousands) and 4.76%, respectively.
As of June 30, 2026, the remaining contractual maturity of the outstanding reverse repurchase agreements held by the Fund were as follows (amounts in thousands) :
9. Tax Basis Information
The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net investment income (loss) or accumulated net realized gain (loss), as appropriate, in the period in which the differences arise.
Summary Statement of Assets and Liabilities
(1)
As of June 30, 2026
Total Assets $ 96,498
Total Liabilities 25,803
Total Net Assets $ 70,695
Summary Statement of Operations
(1)
For the Six Months Ended
June 30, 2026
Total revenue $ 42,104
Operating expenses (35,050)
Operating Income $ 7,054
Interest expense (3,535)
Income tax expense (726)
Net Income (Loss) $ 2,793
(1)
The unconsolidated subsidiary noted reports in accordance with U.S. GAAP, but does not fall within the scope of the accounting and reporting guidance in the ASC 946. The subsidiary is therefore not required to and has elected not to fair value its investments. Accordingly, the summarized income statement information shown for the unconsolidated subsidiary does not reflect fair value adjustments.
Counterparty Overnight and Continuous Up to 30 Days 30 to 90 Days Greater than 90 Days Total
Barclays Bank PLC $ – $ 14,606 $ – $ – $ 14,606
J.P. Morgan Securities, LLC – – 67,893 – 67,893

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED) (Continued)
June 30, 2026

As of December 31, 2025, the tax basis of distributable earnings (accumulated deficit) was as follows (amounts in thousands) :
As of December 31, 2025, there were no capital loss carryforwards.
During the tax years presented below, the tax character of distributions paid by the Fund was as follows (amounts in thousands) :
As of June 30, 2026 , the unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows (amounts in thousands) :
The difference between book-basis and tax-basis unrealized appreciation is attributable to the book/tax differences in the treatment of flow through income on certain investments.
10. Segment Reporting
The management committee of Fundrise Advisors, LLC, the Fund’s Adviser, acts as the Fund’s chief operating decision maker
(“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating and reportable segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The CODM assesses segment performance using the net increase (decrease) in net assets resulting from operations, which is reported in the Fund's Statement of
Operations. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
11. New Accounting Pronouncement
In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation
Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This guidance requires public business entities to disclose, in a tabular format, disaggregated information about certain expense categories presented on the face of the income statement. The guidance is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Fund is currently evaluating the implications, if any, of the additional requirements and its impact on the financial statements.
Undistributed ordinary income (loss) $ –
Undistributed long-term capital gain (loss) –
Tax accumulated earnings (loss) $ –
Accumulated capital and other losses –
Other book/tax temporary differences
(1)
(14,373)
Net unrealized gain (loss) on investments
(2)
27,222
Total Distributable Earnings $ 12,849
(1)
Other book/tax differences are attributable to deductibility of various expenses.
(2)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the book/tax differences in the treatment of flow through income on certain investments.
For the Tax Year Ended
December 31, 2025
(1)
For the Tax Year Ended
December 31, 2024
Ordinary income $ 43,234 $ 45,997
Long-term capital gain 1,928 –
Return of capital 1,397 –
Total Distributions Paid $ 46,559 $ 45,997
(1)
The final tax character of distributions declared during the tax year ended December 31, 2025 was determined and reported to shareholders on IRS Form
1099-Div in accordance with federal income tax regulations.
Cost of investments for tax purposes $ 724 , 705
Gross tax unrealized appreciation $ 21,727
Gross tax unrealized depreciation (1,284)
Net Tax Unrealized Appreciation $ 2 0 , 443

Fundrise Income Real Estate Fund, LLC
Notes to Financial Statements (UNAUDITED) (Continued)
June 30, 2026

12. Subsequent Events
In connection with the preparation of the accompanying financial statements, the Fund has evaluated events and transactions occurring after the date of this report and through the date these financial statements were available to be issued and determined that no events have occurred that require disclosure other than the following.
Share Transactions
Following the date of this report, the following repurchase offers have occurred (all tabular amounts are in thousands except share data) :
Repurchase Offers
Second Quarter
Repurchase
Commencement Date June 5, 2026
Repurchase Request Deadline June 30, 2026
Repurchase Pricing Date July 1, 2026
Amount Repurchased $ 25,539
Shares Repurchased 2,521,694

Fundrise Income Real Estate Fund, LLC
Additional Information (UNAUDITED)
June 30, 2026

1. Disclosure of Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports will be available without charge, upon request, by calling
(202) 584-0550 or on the SEC’s website at http://www.sec.gov .
2. Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and, once available, information regarding how the Fund voted those proxies (if any) during the year ended June 30, 2026, is available
(1) without charge, upon request, by calling (202) 584-0550, (2) on the Fund’s website at www.fundriseincomerealestatefund.com and (3) on the SEC’s website at http://www.sec.gov . During the year ended June 30, 2026, the Fund did not have any investments that required the Fund to vote proxies, and therefore did not vote any proxies during such period.

FOR MORE INFORMATION
Investment Adviser
Fundrise Advisors, LLC
11 Dupont Circle NW, 9th Floor
Washington, DC 20036
Fundrise Income Real Estate Fund, LLC
11 Dupont Circle NW, 9th Floor
Washington, DC 20036
(202) 584-0550
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

(b) Not applicable.

Item 2. Code of Ethics

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants

Not applicable for the semi-annual reporting period.

Item 6. Investments

(a) The schedule of investments is included as part of the report to Shareholders filed under Item 1(a) of this form.

(b) There were no divestments of securities (as defined by Section 13(c) of the 1940 Act) for this semi-annual reporting period.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for the semi-annual reporting period.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable for the semi-annual reporting period.

(b) As of August 25, 2026, there have been no changes in portfolio managers since the most recent annual report.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

There were no purchases of the Registrant’s equity securities by the Sponsor or other affiliated purchasers for this semi-annual reporting period.

Item 15. Submission of Matters to a Vote of Security Holders

As of August 25, 2026, there have been no material changes in the procedures by which Shareholders may recommend nominees to the Board of Directors.

Item 16. Controls and Procedures

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this Report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fundrise Income Real Estate Fund, LLC

By	/s/ Benjamin S. Miller
Name: Benjamin S. Miller
Title: President

Date	August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Benjamin S. Miller
Name: Benjamin S. Miller
Title: Principal Executive Officer

Date	August 25, 2026

By	/s/ Alison A. Staloch
Name: Alison A. Staloch
Title: Treasurer and Principal Financial Officer

Date	August 25, 2026